RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item
Related Party Transaction [Line Items]
Loan provided to related parties				¥ 5,000
Realized gain from investments			¥ 1,822	261
Purchase from related parties	¥ 12,000		12,183
Purchase of intangible assets	1,220	$ 187	11,845	52,017
Hangzhou Yunyou Technology Co. Ltd.("Hanzhou Yunyou")
Related Party Transaction [Line Items]
Loan provided to related parties				¥ 5,000
Recognized impairment loss			¥ 5,640
Loan interest rate				15.00%
Xiaomi Communication, Information, Technology
Related Party Transaction [Line Items]
Receivables from the sales of products and services	80,675
Huaying Fund I
Related Party Transaction [Line Items]
Number of long-term investments disposed | item			1	5
Realized gain from investments				¥ 31
Hefei Huaheng
Related Party Transaction [Line Items]
Purchase from related parties	¥ 12,000
Purchase of intangible assets			¥ 11,321
Yunding
Related Party Transaction [Line Items]
Ownership interest sold (as a percent)	26.70%	26.70%
Cash consideration	¥ 22,500
Proceeds from disposal of equity interest in subsidiary | $		$ 20,000